CHOU AMERICA MUTUAL FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

April 28, 2016

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Chou America Mutual Funds (the "Trust" or "Registrant") File Nos. 811-22394/ 333-165300 Post-Effective Amendment ("PEA") No. 15

Pursuant to Section 8(c) of the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant is PEA No. 15 to the Registrant's currently effective registration statement on Form N-1A ("Registration Statement") relating to the Chou Opportunity Fund and Chou Income Fund (each a "Fund" and collectively, the "Funds"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to: (1) respond to comments from the SEC Staff on Post-Effective Amendment No. 14; (2) include each Fund's financial statements for the fiscal year ended December 31, 2015, in the Trust's Registration Statement; and (3) update and make other non-material changes to the Funds' prospectus and statement of additional information.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2046 or by email at adam.waldstein@atlanticfundservices.com.

Sincerely,

/s/ Adam R. Waldstein

Adam R. Waldstein
Secretary to the Registrant

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